Shareholder Report, Average Annual Return (Details) 195383_Free Market International Equity Fund_Class L_TSR Annual {Institutional Class}		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Free Market International Equity Fund
Average Annual Return, Percent		29.05%	12.93%	10.47%
MSCI WORLD (ex USA) Index (Net Dividends) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI WORLD (ex USA) Index (Net Dividends)
Average Annual Return, Percent		22.35%	9.75%	9.76%
Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Composite Index
Average Annual Return, Percent	[1]	27.11%	9.55%	9.65%

[1]
1	The Composite Index is comprised comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index and MSCI Emerging Markets Free Index, each weighted 25%, respectively.